Schedule of Investments (unaudited) June 30, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
Air Industries Group(a)(b)	57,088	$62,226
Arotech Corp.(a)(b)	64,163	127,684
CPI Aerostructures Inc.(a)(b)	31,349	263,645
Ducommun Inc.(a)(b)	28,398	1,279,898
Innovative Solutions & Support Inc.(a)(b)	36,675	187,043
Maxar Technologies Inc.(a)	72,993	570,805
National Presto Industries Inc.	13,361	1,246,448
SIFCO Industries Inc.(a)	6,341	18,325
Vectrus Inc.(a)(b)	29,166	1,182,973
Virtra Inc.(a)(b)	4,861	11,326

		4,950,373

Air Freight & Logistics — 0.2%
Echo Global Logistics Inc.(a)	71,011	1,481,999
Radiant Logistics Inc.(a)(b)	102,485	629,258

		2,111,257

Airlines — 0.0%
Mesa Air Group Inc.(a)(b)	53,499	488,981

Auto Components — 0.9%
Horizon Global Corp.(a)(b)	51,932	186,436
Modine Manufacturing Co.(a)(b)	127,766	1,828,331
Motorcar Parts of America Inc.(a)(b)	48,412	1,036,501
Shiloh Industries Inc.(a)(b)	38,886	189,375
Stoneridge Inc.(a)(b)	71,727	2,262,987
Strattec Security Corp.	9,766	235,361
Superior Industries International Inc.	62,135	214,987
Sypris Solutions Inc.(a)	8,979	6,959
Tower International Inc.	51,387	1,002,046
Unique Fabricating Inc.	16,921	45,856
UQM Technologies Inc.(a)(b)	134,024	221,140
Workhorse Group Inc.(a)(b)	136,881	402,430

		7,632,409

Automobiles — 0.0%
Arcimoto Inc.(a)(b)	24,481	79,318

Banks — 15.5%
1st Constitution Bancorp.	23,957	442,486
ACNB Corp.	18,845	745,697
Allegiance Bancshares Inc.(a)(b)	52,663	1,755,784
Amalgamated Bank, Class A	37,276	650,466
Amerant Bancorp Inc.(a)	50,165	988,752
American National Bankshares Inc.	31,106	1,205,357
AmeriServ Financial Inc.	83,037	344,604
Ames National Corp.	25,933	702,784
Arrow Financial Corp.	35,720	1,240,556
Atlantic Capital Bancshares Inc.(a)	65,744	1,125,537
Bancorp. Inc. (The)(a)	132,663	1,183,354
Bank of Commerce Holdings	54,151	578,874
Bank of Marin Bancorp.	37,363	1,532,630
Bank of Princeton (The)(b)	16,667	500,010
Bank7 Corp.(a)	9,981	184,549
BankFinancial Corp.	42,645	596,604
Bankwell Financial Group Inc.	21,386	613,778
Bar Harbor Bankshares	41,858	1,113,004
Baycom Corp.(a)(b)	29,259	640,772
BCB Bancorp. Inc.	41,694	577,462
Bridge Bancorp. Inc.	46,758	1,377,491
Bryn Mawr Bank Corp.	55,790	2,082,083

Security	Shares	Value

Banks (continued)
Business First Bancshares Inc.(b)	33,828	$860,923
Byline Bancorp Inc.(a)	64,663	1,236,357
C&F Financial Corp.	9,253	505,306
Cambridge Bancorp.	10,798	880,037
Camden National Corp.	43,921	2,014,656
Capital Bancorp Inc/MD(a)	21,343	262,519
Capital City Bank Group Inc.	38,527	957,396
Capstar Financial Holdings Inc.	41,047	621,862
Carolina Financial Corp.(b)	58,067	2,037,571
Carolina Trust Bancshares Inc.(a)	4,351	34,199
Carter Bank & Trust(a)	61,510	1,214,822
CBTX Inc.	49,772	1,400,584
Central Valley Community Bancorp.	34,312	736,679
Century Bancorp. Inc./MA, Class A, NVS	7,870	691,773
Chemung Financial Corp.	10,151	490,699
Citizens & Northern Corp.	33,883	892,139
Citizens Holding Co.	4,252	87,719
Civista Bancshares Inc.	42,090	944,920
CNB Financial Corp./PA	43,743	1,235,302
Coastal Financial Corp/WA(a)	21,760	336,627
Codorus Valley Bancorp. Inc.	26,293	604,739
Community Bankers Trust Corp.	67,795	574,224
Community First Bancshares Inc./GA(a)(b)	4,109	40,802
Community Trust Bancorp. Inc.	43,342	1,832,933
ConnectOne Bancorp. Inc.	89,733	2,033,350
County Bancorp. Inc.	9,281	158,612
Customers Bancorp. Inc.(a)	75,001	1,575,021
DNB Financial Corp.	9,540	424,244
Enterprise Bancorp. Inc./MA	24,935	790,689
Equity Bancshares Inc., Class A(a)	39,877	1,063,121
Esquire Financial Holdings Inc.(a)(b)	18,575	467,161
Evans Bancorp. Inc.	14,698	554,556
Farmers & Merchants Bancorp. Inc./Archbold OH	26,671	776,660
Farmers National Banc Corp.	74,621	1,106,629
Financial Institutions Inc.	46,464	1,354,426
First Bancorp. Inc./ME	31,092	834,820
First Bancshares Inc. (The)	46,399	1,407,746
First Bank/Hamilton NJ	49,483	580,930
First Business Financial Services Inc.	25,049	588,651
First Choice Bancorp.	26,999	613,957
First Community Bankshares Inc.	44,646	1,507,249
First Community Corp./SC	22,368	414,032
First Financial Corp./IN	31,720	1,273,875
First Financial Northwest Inc.	23,793	336,671
First Foundation Inc.	105,262	1,414,721
First Internet Bancorp.	26,527	571,392
First Mid Bancshares Inc.	40,674	1,420,336
First Northwest Bancorp.	30,618	497,542
First of Long Island Corp. (The)	66,974	1,344,838
First U.S. Bancshares Inc.	19,861	183,516
First United Corp.	20,755	409,081
Flushing Financial Corp.	74,275	1,648,905
FNCB Bancorp Inc.(b)	45,951	355,661
Franklin Financial Network Inc.(b)	35,111	978,192
FVCBankcorp Inc.(a)(b)	28,931	561,840
German American Bancorp. Inc.	64,171	1,932,831
Great Southern Bancorp. Inc.	31,788	1,902,512
Guaranty Bancshares Inc./TX	23,569	734,174
Hanmi Financial Corp.	74,137	1,651,031
HarborOne Bancorp Inc.(a)(b)	43,531	815,336

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Heritage Commerce Corp.	114,947	$1,408,101
HomeTrust Bancshares Inc.	46,629	1,172,253
Horizon Bancorp Inc./IN	105,912	1,730,602
Howard Bancorp. Inc.(a)(b)	35,945	545,286
Independent Bank Corp./MI	63,753	1,389,178
Investar Holding Corp.	27,794	662,887
Lakeland Bancorp. Inc.	136,510	2,204,636
LCNB Corp.	35,086	666,634
Level One Bancorp. Inc.	14,960	373,850
Limestone Bancorp. Inc.(a)(b)	11,967	182,497
Macatawa Bank Corp.	78,162	801,942
Mackinac Financial Corp.	28,961	457,584
MainStreet Bancshares Inc.(a)	20,568	468,745
MBT Financial Corp.	52,648	527,533
Mercantile Bank Corp.	45,939	1,496,693
Meridian Corp.(a)(b)	4,753	80,326
Metropolitan Bank Holding Corp.(a)(b)	18,912	832,128
Midland States Bancorp. Inc.	59,102	1,579,205
MidSouth Bancorp. Inc.(b)	46,505	551,084
MidWestOne Financial Group Inc.	33,134	926,427
MutualFirst Financial Inc.	17,656	601,010
MVB Financial Corp.	27,068	459,073
National Bankshares Inc.	17,356	675,669
Nicolet Bankshares Inc.(a)(b)	22,892	1,420,678
Northeast Bank(a)	21,305	587,592
Northrim BanCorp. Inc.	19,362	690,449
Norwood Financial Corp.	16,160	562,530
Ohio Valley Banc Corp.	11,138	429,593
Old Line Bancshares Inc.	43,310	1,152,479
Old Second Bancorp. Inc.	89,795	1,146,682
Origin Bancorp Inc.(b)	52,079	1,718,607
Orrstown Financial Services Inc.	28,640	629,794
Pacific Mercantile Bancorp.(a)	58,788	485,001
Parke Bancorp. Inc.	25,294	605,791
PCB Bancorp.	35,838	610,680
Peapack Gladstone Financial Corp.	52,323	1,471,323
Penns Woods Bancorp. Inc.	13,376	605,264
Peoples Bancorp. Inc./OH	52,970	1,708,812
Peoples Financial Services Corp.	18,899	850,266
People’s Utah Bancorp.	43,206	1,270,256
Preferred Bank/Los Angeles CA	37,231	1,759,165
Premier Financial Bancorp. Inc.	36,578	548,670
QCR Holdings Inc.	41,389	1,443,234
RBB Bancorp.	43,296	837,345
Reliant Bancorp Inc.	28,477	672,912
Republic Bancorp. Inc./KY, Class A	27,026	1,344,543
Republic First Bancorp. Inc.(a)(b)	120,774	593,000
SB One Bancorp.	27,406	612,524
Select Bancorp. Inc.(a)(b)	50,138	573,579
Shore Bancshares Inc.	39,603	647,113
Sierra Bancorp.	43,280	1,173,754
SmartFinancial Inc.(a)(b)	36,433	790,232
Southern First Bancshares Inc.(a)	21,628	846,952
Southern National Bancorp. of Virginia Inc.	61,822	946,495
Spirit of Texas Bancshares Inc.(a)(b)	32,279	726,277
Stewardship Financial Corp.	14,556	225,036
Stock Yards Bancorp. Inc.	54,207	1,959,583
Summit Financial Group Inc.	30,670	823,489
TriState Capital Holdings Inc.(a)(b)	67,432	1,438,999
Triumph Bancorp. Inc.(a)	65,178	1,893,421

Security	Shares	Value

Banks (continued)
Two River Bancorp.	22,564	$324,019
United Security Bancshares/Fresno CA	44,226	503,734
Unity Bancorp. Inc.	24,382	553,471
Univest Financial Corp.	80,628	2,117,291
Washington Trust Bancorp. Inc.	41,207	2,150,181
West Bancorp. Inc.	45,107	957,171

		137,163,060

Beverages — 0.4%
Alkaline Water Co. Inc. (The)(a)	79,676	173,694
Celsius Holdings Inc.(a)(b)	65,848	292,365
Craft Brew Alliance Inc.(a)(b)	32,278	451,569
Eastside Distilling Inc.(a)(b)	20,824	93,708
New Age Beverages Corp.(a)(b)	186,558	869,360
Primo Water Corp.(a)(b)	91,368	1,123,827
Reed’s Inc.(a)	54,172	204,770

		3,209,293

Biotechnology — 13.0%
Abeona Therapeutics Inc.(a)(b)	82,868	396,109
Achillion Pharmaceuticals Inc.(a)(b)	353,015	946,080
Acorda Therapeutics Inc.(a)	115,658	887,097
Adamas Pharmaceuticals Inc.(a)(b)	58,912	365,254
ADMA Biologics Inc.(a)(b)	71,224	275,637
Aduro Biotech Inc.(a)	168,520	259,521
Adverum Biotechnologies Inc.(a)(b)	137,669	1,636,884
Aeglea BioTherapeutics Inc.(a)(b)	68,426	468,718
Aeterna Zentaris Inc.(a)	42,288	124,750
Affimed NV(a)	155,564	446,469
Agenus Inc.(a)(b)	271,346	814,038
AgeX Therapeutics Inc.(a)(b)	55,872	205,050
Aileron Therapeutics Inc.(a)	45,636	32,858
Akebia Therapeutics Inc.(a)	304,890	1,475,668
Albireo Pharma Inc.(a)(b)	27,033	871,544
Aldeyra Therapeutics Inc.(a)(b)	58,829	352,974
Allena Pharmaceuticals Inc.(a)(b)	30,639	124,701
Alpine Immune Sciences Inc.(a)	11,337	47,729
Altimmune Inc.(a)	33,544	79,835
AMAG Pharmaceuticals Inc.(a)	86,686	865,993
Anavex Life Sciences Corp.(a)(b)	111,032	374,178
Anika Therapeutics Inc.(a)(b)	35,886	1,457,689
Anixa Biosciences Inc.(a)	44,638	162,036
Applied Genetic Technologies Corp./DE(a)(b)	41,883	158,737
Aptinyx Inc.(a)(b)	39,543	132,074
AquaBounty Technologies Inc.(a)(b)	33,275	102,154
Aravive Inc.(a)(b)	19,604	117,624
Arbutus Biopharma Corp.(a)(b)	101,143	210,377
Arcturus Therapeutics Ltd.(a)(b)	21,826	206,037
Arcus Biosciences Inc.(a)	81,378	646,955
Ardelyx Inc.(a)(b)	122,578	329,735
Armata Pharmaceuticals Inc.(a)	10,453	41,917
ArQule Inc.(a)	263,859	2,905,088
Assembly Biosciences Inc.(a)(b)	58,301	786,480
Athersys Inc.(a)(b)	334,643	562,200
Avid Bioservices Inc.(a)(b)	144,445	808,892
Avrobio Inc.(a)	40,402	656,937
AzurRx BioPharma Inc.(a)(b)	39,060	66,402
Bellicum Pharmaceuticals Inc.(a)(b)	116,850	198,645
Beyondspring Inc.(a)	17,028	403,564
BioCryst Pharmaceuticals Inc.(a)(b)	285,581	1,082,352
Bio-Path Holdings Inc.(a)	6,454	86,419

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
BioSpecifics Technologies Corp.(a)	16,015	$956,256
BioTime Inc.(a)(b)	280,925	309,017
Bioxcel Therapeutics Inc.(a)(b)	15,355	168,291
BrainStorm Cell Therapeutics Inc.(a)(b)	54,246	214,272
Calithera Biosciences Inc.(a)	89,101	347,494
Calyxt Inc.(a)	24,232	302,415
Cara Therapeutics Inc.(a)(b)	88,428	1,901,202
CASI Pharmaceuticals Inc.(a)(b)	131,631	421,219
Catabasis Pharmaceutical Inc.(a)(b)	29,586	238,759
Catalyst Biosciences Inc.(a)(b)	30,981	228,330
Catalyst Pharmaceuticals Inc.(a)(b)	250,494	961,897
Celcuity Inc.(a)(b)	15,711	392,775
Celldex Therapeutics Inc.(a)	34,410	92,219
Cellular Biomedicine Group Inc.(a)	31,492	520,563
CEL-SCI Corp.(a)(b)	68,998	578,203
Celsion Corp.(a)(b)	49,476	90,046
Checkpoint Therapeutics Inc.(a)(b)	59,446	180,121
ChemoCentryx Inc.(a)(b)	105,671	982,740
Chimerix Inc.(a)	124,974	539,888
Cidara Therapeutics Inc.(a)(b)	58,855	98,876
Cleveland BioLabs Inc.(a)(b)	3,460	5,017
Cohbar Inc.(a)(b)	63,260	108,807
Concert Pharmaceuticals Inc.(a)	56,063	672,756
Constellation Pharmaceuticals Inc.(a)(b)	40,244	494,196
ContraFect Corp.(a)(b)	19,907	10,153
Corbus Pharmaceuticals Holdings Inc.(a)(b)	153,710	1,065,210
Cortexyme Inc.(a)	7,671	326,094
Corvus Pharmaceuticals Inc.(a)(b)	39,476	147,640
Crinetics Pharmaceuticals Inc.(a)(b)	28,671	716,775
Cue Biopharma Inc.(a)	46,812	420,840
Curis Inc.(a)	57,309	106,595
Cyclerion Therapeutics Inc.(a)	60,935	697,706
Cytokinetics Inc.(a)	141,946	1,596,892
CytomX Therapeutics Inc.(a)(b)	116,271	1,304,561
Deciphera Pharmaceuticals Inc.(a)	38,145	860,170
DiaMedica Therapeutics Inc.(a)	25,093	124,461
Dicerna Pharmaceuticals Inc.(a)(b)	134,145	2,112,784
Dyadic International Inc.(a)	49,798	311,735
Dynavax Technologies Corp.(a)	167,647	668,912
Eidos Therapeutics Inc.(a)(b)	28,737	893,146
Eiger BioPharmaceuticals Inc.(a)(b)	60,654	642,932
Enochian Biosciences Inc.(a)	11,217	50,477
Entasis Therapeutics Holdings Inc.(a)(b)	15,432	99,536
Equillium Inc.(a)(b)	15,525	87,872
Evelo Biosciences Inc.(a)(b)	35,992	323,208
Fennec Pharmaceuticals Inc.(a)(b)	33,729	134,916
Five Prime Therapeutics Inc.(a)	87,449	527,317
Flexion Therapeutics Inc.(a)(b)	87,509	1,076,361
Fortress Biotech Inc.(a)(b)	112,864	169,296
Forty Seven Inc.(a)	42,794	453,616
Galectin Therapeutics Inc.(a)(b)	83,551	346,737
Gemphire Therapeutics Inc.(a)(b)	3,226	2,613
Geron Corp.(a)(b)	447,770	631,356
GlycoMimetics Inc.(a)(b)	88,058	1,049,651
Gritstone Oncology Inc.(a)(b)	64,503	718,563
Harpoon Therapeutics Inc.(a)(b)	15,073	195,949
Homology Medicines Inc.(a)	62,997	1,232,851
Hookipa Pharma Inc.(a)	5,040	33,919
Idera Pharmaceuticals Inc.(a)(b)	59,994	160,184
Immunic Inc.(a)(b)	2,872	32,942

Security	Shares	Value

Biotechnology (continued)
ImmunoGen Inc.(a)	374,124	$811,849
Infinity Pharmaceuticals Inc.(a)(b)	104,989	188,980
Inmune Bio Inc.	2,794	27,242
Inovio Pharmaceuticals Inc.(a)(b)	239,173	703,169
Intellia Therapeutics Inc.(a)(b)	94,084	1,540,155
IVERIC bio Inc.(a)(b)	103,196	134,155
Jounce Therapeutics Inc.(a)(b)	42,710	211,415
Kadmon Holdings Inc.(a)(b)	337,094	694,414
KalVista Pharmaceuticals Inc.(a)(b)	30,196	668,841
Karyopharm Therapeutics Inc.(a)(b)	149,245	893,978
Kezar Life Sciences Inc.(a)	40,470	312,024
Kindred Biosciences Inc.(a)(b)	97,025	808,218
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	36,096	488,740
Kodiak Sciences Inc.(a)	61,282	716,999
Krystal Biotech Inc.(a)(b)	22,764	916,706
Kura Oncology Inc.(a)	75,340	1,483,445
La Jolla Pharmaceutical Co.(a)(b)	53,811	497,752
Leap Therapeutics Inc.(a)(b)	31,744	56,822
LogicBio Therapeutics Inc.(a)(b)	21,419	278,447
MacroGenics Inc.(a)(b)	123,021	2,087,666
Magenta Therapeutics Inc.(a)(b)	50,252	741,217
MannKind Corp.(a)(b)	486,746	559,758
Marker Therapeutics Inc.(a)(b)	70,355	557,212
MediciNova Inc.(a)(b)	106,854	1,029,004
MEI Pharma Inc.(a)(b)	179,166	447,915
MeiraGTx Holdings PLC(a)	40,431	1,086,785
Merrimack Pharmaceuticals Inc.(a)(b)	28,103	170,023
Mersana Therapeutics Inc.(a)(b)	92,342	373,985
Millendo Therapeutics Inc.(a)	24,374	281,763
Minerva Neurosciences Inc.(a)(b)	77,099	434,067
Miragen Therapeutics Inc.(a)(b)	69,412	142,295
Molecular Templates Inc.(a)(b)	44,320	370,072
Moleculin Biotech Inc.(a)(b)	104,136	130,170
Mustang Bio Inc.(a)	71,687	263,808
NantKwest Inc.(a)(b)	76,838	78,375
Neon Therapeutics Inc.(a)(b)	36,894	174,878
Neurotrope Inc.(a)(b)	32,115	257,562
NewLink Genetics Corp.(a)(b)	74,835	110,756
NextCure Inc.(a)	7,296	109,294
Novavax Inc.(a)(b)	60,699	355,696
Novelion Therapeutics Inc.(a)(b)	3,076	2,399
Nymox Pharmaceutical Corp.(a)(b)	90,287	130,916
Oncocyte Corp.(a)	55,593	138,427
Oncternal Therapeutics Inc. New(a)	1,633	3,348
Organogenesis Holdings Inc.(a)	16,544	125,734
Organovo Holdings Inc.(a)(b)	317,157	165,873
Orgenesis Inc.(a)(b)	32,549	144,843
Ovid therapeutics Inc.(a)(b)	61,285	113,377
Palatin Technologies Inc.(a)(b)	525,657	609,762
PDL BioPharma Inc.(a)(b)	318,260	999,336
Pfenex Inc.(a)	76,792	517,578
PhaseBio Pharmaceuticals Inc.(a)	35,875	470,680
Pieris Pharmaceuticals Inc.(a)	120,732	567,440
PolarityTE Inc.(a)(b)	36,244	206,591
Precision BioSciences Inc.(a)	23,800	315,350
Principia Biopharma Inc.(a)(b)	34,753	1,153,452
Progenics Pharmaceuticals Inc.(a)(b)	220,661	1,361,478
Protagonist Therapeutics Inc.(a)(b)	39,375	476,831
Proteostasis Therapeutics Inc.(a)(b)	110,824	108,153
Prothena Corp. PLC(a)	104,744	1,107,144

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Ra Pharmaceuticals Inc.(a)(b)	81,037	$2,436,783
Recro Pharma Inc.(a)(b)	50,624	514,846
Replimune Group Inc.(a)	30,288	444,022
Rhythm Pharmaceuticals Inc.(a)(b)	59,481	1,308,582
Rigel Pharmaceuticals Inc.(a)(b)	439,443	1,146,946
Rocket Pharmaceuticals Inc.(a)(b)	76,796	1,151,940
Savara Inc.(a)(b)	83,428	197,724
Scholar Rock Holding Corp.(a)	39,961	633,781
Selecta Biosciences Inc.(a)	85,014	152,175
Seres Therapeutics Inc.(a)(b)	55,677	179,280
Sesen Bio Inc.(a)(b)	193,696	290,544
Soleno Therapeutics Inc.(a)(b)	52,262	146,334
Solid Biosciences Inc.(a)	32,217	185,248
Sorrento Therapeutics Inc.(a)(b)	302,564	807,846
Spero Therapeutics Inc.(a)	26,735	307,720
Spring Bank Pharmaceuticals Inc.(a)(b)	32,751	120,851
Stemline Therapeutics Inc.(a)(b)	103,968	1,592,790
Sunesis Pharmaceuticals Inc.(a)(b)	161,679	117,508
Surface Oncology Inc.(a)(b)	30,721	86,633
Sutro Biopharma Inc.(a)	28,344	322,555
Syndax Pharmaceuticals Inc.(a)(b)	52,290	486,820
Synlogic Inc.(a)(b)	41,066	373,701
Synthorx Inc.(a)	19,214	259,581
Syros Pharmaceuticals Inc.(a)(b)	89,591	829,613
T2 Biosystems Inc.(a)(b)	83,581	140,416
TCR2 Therapeutics Inc.(a)	4,767	68,216
TG Therapeutics Inc.(a)(b)	203,019	1,756,114
Tocagen Inc.(a)(b)	54,998	367,387
Translate Bio Inc.(a)(b)	76,052	960,537
Trevena Inc.(a)(b)	239,251	246,429
Twist Bioscience Corp.(a)(b)	55,063	1,597,378
Tyme Technologies Inc.(a)(b)	155,570	189,795
UNITY Biotechnology Inc.(a)	68,761	653,229
Unum Therapeutics Inc.(a)(b)	32,184	84,322
Vaccinex Inc.(a)	2,727	15,053
Vanda Pharmaceuticals Inc.(a)(b)	134,582	1,896,260
VBI Vaccines Inc.(a)	217,730	254,744
Verastem Inc.(a)(b)	185,395	279,946
Vericel Corp.(a)(b)	113,785	2,149,399
Viking Therapeutics Inc.(a)(b)	167,812	1,392,840
Voyager Therapeutics Inc.(a)(b)	62,393	1,698,337
vTv Therapeutics Inc., Class A(a)(b)	26,793	38,314
X4 Pharmaceuticals Inc.(a)(b)	15,665	234,975
XBiotech Inc.(a)(b)	44,041	333,831
XOMA Corp.(a)(b)	14,631	217,417
Y-MAbs Therapeutics Inc.(a)(b)	52,771	1,206,873
Zafgen Inc.(a)(b)	86,299	102,696
ZIOPHARM Oncology Inc.(a)(b)	414,765	2,418,080

		114,623,505

Building Products — 1.1%
Alpha Pro Tech Ltd.(a)(b)	35,624	121,478
Armstrong Flooring Inc.(a)	55,309	544,794
Caesarstone Ltd.	58,600	880,758
CSW Industrials Inc.	38,876	2,649,399
Insteel Industries Inc.	47,062	979,831
PGT Innovations Inc.(a)	146,747	2,453,610
Quanex Building Products Corp.	86,414	1,632,360
Tecogen Inc.(a)(b)	48,835	183,131

		9,445,361

Security	Shares	Value

Capital Markets — 1.3%
B. Riley Financial Inc.	52,461	$1,094,336
Cowen Inc., Class A(a)(b)	76,148	1,308,984
Diamond Hill Investment Group Inc.	8,551	1,211,848
Donnelley Financial Solutions Inc.(a)(b)	80,858	1,078,646
GAIN Capital Holdings Inc.	50,308	207,772
Great Elm Capital Group Inc.(a)(b)	52,959	227,723
Greenhill & Co. Inc.	43,376	589,480
Hennessy Advisors Inc.	12,134	117,700
INTL. FCStone Inc.(a)	41,625	1,647,934
Ladenburg Thalmann Financial Services Inc.	307,488	1,054,684
Manning & Napier Inc.	37,385	65,424
Medley Management Inc., Class A	12,791	31,466
National Holdings Corp.(a)	12,933	35,048
Oppenheimer Holdings Inc., Class A, NVS	25,963	706,713
Pzena Investment Management Inc., Class A	46,599	400,285
Safeguard Scientifics Inc.(a)(b)	45,930	554,375
Siebert Financial Corp.(a)(b)	19,570	176,130
Silvercrest Asset Management Group Inc., Class A	23,593	331,010
TheStreet Inc.(b)	10,552	64,684
Westwood Holdings Group Inc.	21,102	742,790

		11,647,032

Chemicals — 1.2%
Advanced Emissions Solutions Inc.	43,037	543,988
AgroFresh Solutions Inc.(a)(b)	78,489	118,518
American Vanguard Corp.	73,558	1,133,529
Amyris Inc.(a)(b)	95,277	339,186
Core Molding Technologies Inc.	20,105	150,184
Flexible Solutions International Inc.	19,784	89,226
Flotek Industries Inc.(a)(b)	139,759	462,602
FutureFuel Corp.	66,740	780,191
Hawkins Inc.	25,874	1,123,190
Intrepid Potash Inc.(a)	246,295	827,551
Koppers Holdings Inc.(a)(b)	48,435	1,422,052
LSB Industries Inc.(a)	56,586	220,685
Marrone Bio Innovations Inc.(a)(b)	136,807	205,210
Northern Technologies International Corp.	10,088	246,652
OMNOVA Solutions Inc.(a)(b)	114,611	714,027
Rayonier Advanced Materials Inc.	124,883	810,491
Trecora Resources(a)(b)	55,437	530,532
Tredegar Corp.	67,429	1,120,670

		10,838,484

Commercial Services & Supplies — 1.3%
Acme United Corp.	6,204	140,086
AMREP Corp.(a)(b)	5,284	36,248
Aqua Metals Inc.(a)(b)	143,155	239,069
ARC Document Solutions Inc.(a)(b)	100,957	205,952
BioHiTech Global Inc.(a)(b)	18,924	33,685
CECO Environmental Corp.(a)	80,435	771,372
Charah Solutions Inc.(a)(b)	25,171	138,441
Ecology and Environment Inc., Class A	8,235	89,762
Ennis Inc.	67,316	1,381,324
Fuel Tech Inc.(a)	42,855	59,997
Heritage-Crystal Clean Inc.(a)	39,097	1,028,642
Hudson Technologies Inc.(a)(b)	92,324	79,380
Kimball International Inc., Class B, NVS	93,796	1,634,864
LSC Communications Inc.	83,449	306,258
NL Industries Inc.(a)(b)	22,968	83,833
NRC Group Holdings Corp.(a)	23,047	256,283
Odyssey Marine Exploration Inc.(a)(b)	22,574	130,929

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Performant Financial Corp.(a)	96,998	$101,848
Perma-Fix Environmental Services(a)	33,769	132,037
PICO Holdings Inc.(a)	47,033	546,524
Quest Resource Holding Corp.(a)(b)	13,595	37,658
RR Donnelley & Sons Co.	179,656	353,922
SP Plus Corp.(a)(b)	60,086	1,918,546
Team Inc.(a)(b)	77,407	1,185,875
VSE Corp.	23,574	676,338

		11,568,873

Communications Equipment — 1.2%
Aerohive Networks Inc.(a)	113,630	503,381
Applied Optoelectronics Inc.(a)(b)	48,350	497,038
Aviat Networks Inc.(a)(b)	12,239	167,674
BK Technologies Corp.(a)(b)	28,104	120,847
CalAmp Corp.(a)	84,223	983,725
Calix Inc.(a)(b)	118,606	778,055
Clearfield Inc.(a)(b)	29,029	384,634
ClearOne Inc.(a)	17,925	39,973
Comtech Telecommunications Corp.	60,839	1,710,184
DASAN Zhone Solutions Inc.(a)	16,161	209,931
Digi International Inc.(a)(b)	71,887	911,527
EMCORE Corp.(a)(b)	73,231	240,930
Harmonic Inc.(a)(b)	225,559	1,251,853
Inseego Corp.(a)(b)	114,442	548,177
KVH Industries Inc.(a)	43,751	475,573
Lantronix Inc.(a)(b)	35,408	117,909
Network-1 Technologies Inc.	40,521	101,303
Optical Cable Corp.(a)	7,546	31,090
PC-Tel Inc.	51,159	226,634
Resonant Inc.(a)(b)	53,126	126,440
Ribbon Communications Inc.(a)	154,964	757,774
TESSCO Technologies Inc.	16,140	288,261
Westell Technologies Inc., Class A(a)	34,399	64,670

		10,537,583

Construction & Engineering — 1.4%
Aegion Corp.(a)	77,561	1,427,122
Ameresco Inc., Class A(a)(b)	56,171	827,399
Argan Inc.	37,959	1,539,617
Concrete Pumping Holdings Inc.(a)	28,600	146,432
Construction Partners Inc., Class A(a)	31,041	466,236
Goldfield Corp. (The)(a)(b)	58,126	133,690
Great Lakes Dredge & Dock Corp.(a)	157,973	1,744,022
HC2 Holdings Inc.(a)(b)	111,146	262,305
IES Holdings Inc.(a)(b)	23,178	436,905
Infrastructure and Energy Alternatives Inc.(a)(b)	24,832	50,657
Limbach Holdings Inc.(a)(b)	10,998	100,082
MYR Group Inc.(a)	41,862	1,563,546
Northwest Pipe Co.(a)(b)	25,164	648,728
NV5 Global Inc.(a)(b)	26,290	2,140,006
Orion Group Holdings Inc.(a)(b)	73,372	196,637
Sterling Construction Co. Inc.(a)(b)	67,496	905,796

		12,589,180

Construction Materials — 0.1%
Forterra Inc.(a)(b)	47,769	237,412
U.S. Lime & Minerals Inc.	5,490	439,200

		676,612

Consumer Finance — 0.6%
Atlanticus Holdings Corp.(a)	4,010	16,240
Consumer Portfolio Services Inc.(a)(b)	49,362	187,576

Security	Shares	Value

Consumer Finance (continued)
Curo Group Holdings Corp.(a)	44,831	$495,383
Elevate Credit Inc.(a)(b)	57,805	238,157
Enova International Inc.(a)	85,115	1,961,901
EZCORP Inc., Class A, NVS(a)(b)	133,122	1,260,665
Medallion Financial Corp.(a)	55,372	373,207
Nicholas Financial Inc.(a)	22,034	207,120
Regional Management Corp.(a)	25,474	671,749

		5,411,998

Containers & Packaging — 0.3%
Myers Industries Inc.	91,891	1,770,740
UFP Technologies Inc.(a)(b)	18,302	761,546

		2,532,286

Distributors — 0.1%
Educational Development Corp.	16,970	118,620
Weyco Group Inc.	16,222	433,290

		551,910

Diversified Consumer Services — 0.6%
American Public Education Inc.(a)	41,943	1,240,674
Aspen Group Inc./CO(a)(b)	39,042	148,360
Carriage Services Inc.	43,887	834,292
Collectors Universe Inc.	20,541	438,345
HyreCar Inc.(a)(b)	24,753	103,963
Lincoln Educational Services Corp.(a)(b)	63,943	147,708
Regis Corp.(a)	74,269	1,232,865
Select Interior Concepts Inc., Class A(a)	55,050	641,332
Universal Technical Institute Inc.(a)	54,685	187,570
Zovio Inc.(a)(b)	76,107	272,463

		5,247,572

Diversified Financial Services — 0.2%
A-Mark Precious Metals Inc.(a)	14,197	185,271
GWG Holdings Inc.	4,824	34,443
Marlin Business Services Corp.	24,162	602,359
On Deck Capital Inc.(a)(b)	171,276	710,795

		1,532,868

Diversified Telecommunication Services — 0.7%
Alaska Communications Systems Group Inc.(a)	137,471	235,075
Cincinnati Bell Inc.(a)	119,812	593,069
Consolidated Communications Holdings Inc.	181,979	897,157
Frontier Communications Corp.(a)	270,557	473,475
IDT Corp., Class B(a)	43,402	411,017
Ooma Inc.(a)	50,489	529,125
ORBCOMM Inc.(a)(b)	193,925	1,405,956
Otelco Inc., Class A(a)(b)	7,807	125,537
Pareteum Corp.(a)(b)	275,927	720,169
pdvWireless Inc.(a)	24,003	1,128,141

		6,518,721

Electric Utilities — 0.1%
Genie Energy Ltd., Class B	36,674	390,578
Spark Energy Inc., Class A(b)	29,663	331,929

		722,507

Electrical Equipment — 0.8%
Allied Motion Technologies Inc.(b)	18,340	695,086
American Superconductor Corp.(a)(b)	53,580	497,222
Broadwind Energy Inc.(a)(b)	10,142	22,515
Capstone Turbine Corp.(a)(b)	31,716	24,948
Energous Corp.(a)(b)	70,690	308,915
LSI Industries Inc.	64,817	236,582
Orion Energy Systems Inc.(a)	68,795	204,321

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Plug Power Inc.(a)(b)	593,070	$1,334,408
Polar Power Inc.(a)(b)	10,241	42,603
Powell Industries Inc.	23,055	876,090
Preformed Line Products Co.	7,714	428,281
Sunworks Inc.(a)	55,319	30,149
TPI Composites Inc.(a)(b)	74,504	1,841,739
Ultralife Corp.(a)(b)	25,499	202,717
Vivint Solar Inc.(a)(b)	112,428	820,724

		7,566,300

Electronic Equipment, Instruments & Components — 2.2%
Airgain Inc.(a)(b)	23,950	338,892
Akoustis Technologies Inc.(a)(b)	64,023	409,747
Arlo Technologies Inc.(a)	190,774	765,004
Bel Fuse Inc., Class B, NVS	25,177	432,289
Coda Octopus Group Inc.(a)(b)	12,048	157,226
Control4 Corp.(a)	68,481	1,626,424
CTS Corp.	83,708	2,308,667
CUI Global Inc.(a)(b)	67,273	55,292
Daktronics Inc.	95,796	591,061
Data I/O Corp.(a)(b)	21,554	96,993
Digital Ally Inc.(a)	21,650	31,393
eMagin Corp.(a)(b)	18,943	8,619
FARO Technologies Inc.(a)(b)	44,605	2,345,331
Frequency Electronics Inc.(a)(b)	14,371	163,686
ID Systems Inc.(a)(b)	45,832	269,492
Identiv Inc.(a)(b)	42,757	218,916
IEC Electronics Corp.(a)(b)	23,426	147,115
Intellicheck Inc.(a)	40,777	236,099
Iteris Inc.(a)(b)	73,667	380,858
Key Tronic Corp.(a)(b)	29,930	149,051
Kimball Electronics Inc.(a)	64,797	1,052,303
LGL Group Inc. (The)(a)	5,531	45,078
LRAD Corp.(a)(b)	86,414	284,302
Luna Innovations Inc.(a)(b)	69,879	314,455
MicroVision Inc.(a)(b)	269,980	217,388
Napco Security Technologies Inc.(a)(b)	29,902	887,491
PAR Technology Corp.(a)(b)	30,118	849,328
Park Aerospace Corp.	47,440	791,774
PC Connection Inc.	29,087	1,017,463
PCM Inc.(a)(b)	24,465	857,254
Perceptron Inc.(a)	20,164	89,730
Research Frontiers Inc.(a)	61,873	206,037
RF Industries Ltd.	23,589	199,091
Richardson Electronics Ltd./U.S.	29,956	167,754
SMTC Corp.(a)(b)	42,252	163,093
Taitron Components Inc., Class A	7,221	23,107
Vishay Precision Group Inc.(a)	26,821	1,089,737
Wireless Telecom Group Inc.(a)(b)	48,125	76,037
Wrap Technologies Inc.(a)	19,212	119,499

		19,183,076

Energy Equipment & Services — 2.3%
Aspen Aerogels Inc.(a)(b)	48,490	345,734
Basic Energy Services Inc.(a)(b)	46,628	88,593
CARBO Ceramics Inc.(a)	55,717	75,218
Covia Holdings Corp.(a)	106,508	208,756
Dawson Geophysical Co.(a)(b)	57,891	144,727
DMC Global Inc.	37,247	2,359,597
Enservco Corp.(a)(b)	26,292	9,888
Era Group Inc.(a)	52,553	438,292

Security	Shares	Value

Energy Equipment & Services (continued)
Exterran Corp.(a)	81,047	$1,152,488
Geospace Technologies Corp.(a)(b)	34,893	527,233
Gulf Island Fabrication Inc.(a)	35,676	253,300
Hermitage Offshore Services Ltd., NVS(a)(b)	6,482	17,826
Hornbeck Offshore Services Inc.(a)(b)	84,269	105,336
Independence Contract Drilling Inc.(a)(b)	124,634	196,922
ION Geophysical Corp.(a)(b)	27,430	220,811
Key Energy Services Inc.(a)(b)	26,943	60,622
Matrix Service Co.(a)	69,453	1,407,118
Mitcham Industries Inc.(a)(b)	35,878	141,718
Natural Gas Services Group Inc.(a)(b)	33,833	558,244
NCS Multistage Holdings Inc.(a)	30,529	108,378
Newpark Resources Inc.(a)(b)	231,357	1,716,669
Nine Energy Service Inc.(a)(b)	41,154	713,199
Nuverra Environmental Solutions Inc.(a)(b)	3,435	14,118
Parker Drilling Co.(a)	24,383	494,487
Pioneer Energy Services Corp.(a)(b)	205,169	51,887
Profire Energy Inc.(a)(b)	80,912	122,177
Quintana Energy Services Inc.(a)(b)	21,975	35,380
Ranger Energy Services Inc.(a)(b)	13,352	107,484
RigNet Inc.(a)(b)	37,386	376,851
SEACOR Holdings Inc.(a)(b)	45,390	2,156,479
SEACOR Marine Holdings Inc.(a)(b)	50,394	753,894
Seadrill Ltd.(a)	150,857	627,565
Smart Sand Inc.(a)(b)	54,733	133,549
Solaris Oilfield Infrastructure Inc., Class A	78,746	1,179,615
Superior Drilling Products Inc.(a)(b)	9,222	9,314
Superior Energy Services Inc.(a)	400,746	520,970
TETRA Technologies Inc.(a)	315,522	514,301
Tidewater Inc.(a)(b)	97,887	2,298,387
U.S. Well Services Inc.(a)	21,138	101,885

		20,349,012

Entertainment — 0.3%
Ballantyne Strong Inc.(a)	26,599	85,915
Cinedigm Corp., Class A(a)(b)	35,852	48,400
Dolphin Entertainment Inc.(a)	3,323	3,489
Gaia Inc.(a)(b)	27,471	208,230
LiveXLive Media Inc.(a)(b)	76,809	318,757
Reading International Inc., Class A, NVS(a)(b)	47,774	620,107
Rosetta Stone Inc.(a)(b)	53,119	1,215,363

		2,500,261

Equity Real Estate Investment Trusts (REITs) — 3.9%
Ashford Hospitality Trust Inc.	231,033	686,168
Bluerock Residential Growth REIT Inc.	57,952	680,936
Braemar Hotels & Resorts Inc.	76,815	760,469
BRT Apartments Corp.	26,057	368,185
CatchMark Timber Trust Inc., Class A	127,691	1,334,371
CBL & Associates Properties Inc.	431,612	448,877
Cedar Realty Trust Inc.	218,559	579,181
City Office REIT Inc.	102,334	1,226,985
Clipper Realty Inc.	37,708	421,575
Community Healthcare Trust Inc.	47,152	1,858,260
Condor Hospitality Trust Inc.	18,650	169,156
CorEnergy Infrastructure Trust Inc.	35,600	1,411,896
Farmland Partners Inc.	74,785	527,234
Front Yard Residential Corp.	128,493	1,570,185
Gladstone Commercial Corp.	79,534	1,687,712
Gladstone Land Corp.	43,728	504,184
Global Medical REIT Inc.	78,199	821,090

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Global Self Storage Inc.	12,574	$47,278
Independence Realty Trust Inc.	237,365	2,746,313
Innovative Industrial Properties Inc.(b)	24,188	2,988,669
Jernigan Capital Inc.	52,838	1,083,179
New Senior Investment Group Inc.	214,502	1,441,453
NexPoint Residential Trust Inc.	49,139	2,034,355
One Liberty Properties Inc.	40,915	1,184,898
Plymouth Industrial REIT Inc.	13,595	257,489
Preferred Apartment Communities Inc., Class A	112,738	1,685,433
Safehold Inc.	19,621	592,554
Sotherly Hotels Inc.	37,414	260,401
Spirit MTA REIT	112,696	939,885
UMH Properties Inc.	92,159	1,143,693
Urstadt Biddle Properties Inc., Class A	78,161	1,641,381
Wheeler Real Estate Investment Trust Inc.(a)(b)	5,645	7,847
Whitestone REIT	98,616	1,251,437

		34,362,729

Food & Staples Retailing — 0.8%
Chefs’ Warehouse Inc. (The)(a)(b)	63,029	2,210,427
HF Foods Group Inc.(a)	11,000	382,910
Ingles Markets Inc., Class A	37,630	1,171,422
Natural Grocers by Vitamin Cottage Inc.(a)(b)	23,502	236,195
Rite Aid Corp.(a)	140,036	1,121,688
SpartanNash Co.	92,874	1,083,840
Village Super Market Inc., Class A	22,884	606,655

		6,813,137

Food Products — 0.6%
Alico Inc.	11,953	362,654
Dean Foods Co.	208,159	192,297
Farmer Bros. Co.(a)	28,167	461,094
John B Sanfilippo & Son Inc.	22,497	1,792,786
Landec Corp.(a)(b)	64,838	607,532
Lifeway Foods Inc.(a)	11,658	42,435
Limoneira Co.	40,594	809,445
RiceBran Technologies(a)(b)	60,686	176,596
Rocky Mountain Chocolate Factory Inc.	16,128	135,475
S&W Seed Co.(a)(b)	35,806	94,528
Seneca Foods Corp., Class A(a)(b)	18,713	520,783

		5,195,625

Gas Utilities — 0.1%
RGC Resources Inc.	20,319	620,136

Health Care Equipment & Supplies — 4.6%
Accuray Inc.(a)(b)	224,811	870,019
AIT Therapeutics Inc.(a)	17,246	95,715
Alphatec Holdings Inc.(a)(b)	77,772	353,085
AngioDynamics Inc.(a)	95,943	1,889,118
Antares Pharma Inc.(a)(b)	420,017	1,381,856
Apollo Endosurgery Inc.(a)(b)	32,570	105,852
Apyx Medical Corp.(a)(b)	85,546	574,869
Avedro Inc.(a)	13,183	258,914
Axonics Modulation Technologies Inc.(a)(b)	39,987	1,638,267
Bellerophon Therapeutics Inc.(a)(b)	16,334	9,787
Biolase Inc.(a)(b)	27,192	39,972
BioLife Solutions Inc.(a)	17,137	290,472
Biomerica Inc.(a)(b)	4,828	12,553
BioSig Technologies Inc.(a)	40,965	384,661
Cerus Corp.(a)	353,010	1,983,916
Chembio Diagnostics Inc.(a)(b)	43,236	263,307

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Conformis Inc.(a)(b)	165,512	$721,632
Corindus Vascular Robotics Inc.(a)(b)	236,798	705,658
CryoPort Inc.(a)	69,903	1,280,623
Cutera Inc.(a)	35,654	740,890
CytoSorbents Corp.(a)(b)	79,335	524,404
Ekso Bionics Holdings Inc.(a)(b)	122,959	156,158
ElectroCore Inc.(a)(b)	32,494	64,988
Electromed Inc.(a)(b)	20,278	110,515
Endologix Inc.(a)(b)	43,686	316,287
FONAR Corp.(a)(b)	16,605	357,174
GenMark Diagnostics Inc.(a)(b)	140,815	913,889
Helius Medical Technologies Inc.(a)(b)	58,799	129,358
Heska Corp.(a)(b)	18,028	1,535,445
IntriCon Corp.(a)(b)	21,052	491,775
Invacare Corp.	86,455	448,701
iRadimed Corp.(a)(b)	11,170	228,426
IRIDEX Corp.(a)(b)	34,858	158,604
Lantheus Holdings Inc.(a)	98,652	2,791,852
LeMaitre Vascular Inc.	41,832	1,170,459
Meridian Bioscience Inc.	109,431	1,300,040
Mesa Laboratories Inc.(b)	8,806	2,151,658
Microbot Medical Inc.(a)	9,128	47,009
Misonix Inc.(a)(b)	19,495	495,563
Motus GI Holdings Inc.(a)(b)	28,360	85,931
Neuronetics Inc.(a)(b)	33,658	421,062
Nuvectra Corp.(a)(b)	46,739	156,576
OraSure Technologies Inc.(a)	158,745	1,473,154
OrthoPediatrics Corp.(a)(b)	22,763	887,757
Oxford Immunotec Global PLC(a)(b)	3,577	49,219
PAVmed Inc.	48,649	55,460
Pro-Dex Inc.(a)(b)	6,516	84,578
Pulse Biosciences Inc.(a)(b)	29,398	388,054
RA Medical Systems Inc.(a)(b)	20,734	75,057
Rockwell Medical Inc.(a)(b)	144,386	434,602
RTI Surgical Holdings Inc.(a)	149,135	633,824
SeaSpine Holdings Corp.(a)	41,416	548,762
Senseonics Holdings Inc.(a)(b)	276,342	563,738
Sensus Healthcare Inc.(a)(b)	30,233	167,491
SI-BONE Inc.(a)(b)	41,810	850,415
Sientra Inc.(a)	58,408	359,793
Soliton Inc.	5,968	87,730
Strata Skin Sciences Inc.(a)	18,287	45,535
Surmodics Inc.(a)	33,766	1,457,678
TransEnterix Inc.(a)(b)	473,191	643,540
TransMedics Group Inc.(a)	17,181	498,077
Utah Medical Products Inc.	9,180	878,526
Vapotherm Inc.(a)(b)	12,629	290,467
Vermillion Inc.(a)(b)	89,117	79,314
ViewRay Inc.(a)(b)	178,981	1,576,823
Xtant Medical Holdings Inc.(a)(b)	10,201	30,603
Zosano Pharma Corp.(a)	41,044	134,214
Zynex Inc.	40,316	362,441

		40,313,892

Health Care Providers & Services — 2.0%
AAC Holdings Inc.(a)(b)	45,484	39,117
Addus HomeCare Corp.(a)	27,364	2,050,932
American Renal Associates Holdings Inc.(a)(b)	47,206	351,213
Apollo Medical Holdings Inc.(a)(b)	16,098	268,998
Avalon GloboCare Corp.(a)	57,531	149,581
BioScrip Inc.(a)(b)	319,174	829,852

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Capital Senior Living Corp.(a)(b)	67,764	$340,853
Catasys Inc.(a)(b)	18,206	349,919
Community Health Systems Inc.(a)	222,191	593,250
Cross Country Healthcare Inc.(a)(b)	92,775	870,229
CynergisTek Inc./DE(a)(b)	25,659	124,190
Diplomat Pharmacy Inc.(a)	148,901	906,807
Enzo Biochem Inc.(a)	114,370	385,427
Five Star Senior Living Inc.(a)(b)	17,602	8,115
Fulgent Genetics Inc.(a)(b)	15,400	102,872
Genesis Healthcare Inc.(a)(b)	208,228	258,203
Hanger Inc.(a)	94,057	1,801,192
InfuSystem Holdings Inc.(a)(b)	44,510	191,393
Joint Corp. (The)(a)(b)	33,911	617,180
Owens & Minor Inc.	158,007	505,622
PetIQ Inc.(a)(b)	48,708	1,605,416
Precipio Inc.(a)	12,782	43,203
Providence Service Corp. (The)(a)	30,306	1,737,746
Psychemedics Corp.	13,116	132,340
Quorum Health Corp.(a)(b)	75,190	104,514
RadNet Inc.(a)	109,541	1,510,570
Sharps Compliance Corp.(a)	38,529	137,163
Surgery Partners Inc.(a)	61,722	502,417
Triple-S Management Corp., Class B(a)	56,617	1,350,315

		17,868,629

Health Care Technology — 0.6%
Castlight Health Inc., Class B(a)	259,156	837,074
Computer Programs & Systems Inc.	33,286	925,018
HealthStream Inc.(a)	67,767	1,752,455
HTG Molecular Diagnostics Inc.(a)(b)	69,865	115,976
Icad Inc.(a)(b)	40,873	260,361
MTBC Inc.(a)(b)	17,565	88,703
OptimizeRx Corp.(a)	30,943	501,276
SCWorx Corp., NVS	7,455	44,208
Simulations Plus Inc.	31,564	901,468

		5,426,539

Hotels, Restaurants & Leisure — 2.3%
Ark Restaurants Corp.	6,486	132,639
Biglari Holdings Inc., Class B, NVS(a)(b)	2,286	237,424
Carrols Restaurant Group Inc.(a)(b)	90,975	821,504
Century Casinos Inc.(a)	72,296	701,271
Chuy’s Holdings Inc.(a)(b)	43,436	995,553
Del Frisco’s Restaurant Group Inc.(a)(b)	86,359	687,418
Del Taco Restaurants Inc.(a)(b)	76,358	978,909
Diversified Restaurant Holdings Inc.(a)	10,544	7,803
Dover Motorsports Inc.	58,719	122,135
Drive Shack Inc.(a)(b)	157,111	736,851
El Pollo Loco Holdings Inc.(a)(b)	56,191	598,996
Empire Resorts Inc.(a)(b)	9,948	95,501
Everi Holdings Inc.(a)	174,442	2,081,093
Famous Dave’s of America Inc.(a)	10,665	47,033
FAT Brands Inc.(b)	4,688	19,268
Fiesta Restaurant Group Inc.(a)	60,559	795,745
Full House Resorts Inc.(a)(b)	63,033	117,872
Golden Entertainment Inc.(a)	44,030	616,420
Good Times Restaurants Inc.(a)	7,316	12,876
Habit Restaurants Inc. (The), Class A(a)(b)	53,395	560,113
Inspired Entertainment Inc.(a)(b)	23,749	200,442
J Alexander’s Holdings Inc.(a)(b)	34,197	384,032
Lindblad Expeditions Holdings Inc.(a)(b)	60,766	1,090,750

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Luby’s Inc.(a)	52,796	$57,020
Monarch Casino & Resort Inc.(a)	29,653	1,267,369
Nathan’s Famous Inc.	7,693	600,977
Noodles & Co.(a)(b)	73,250	577,210
ONE Group Hospitality Inc. (The)(a)(b)	40,062	128,198
Peak Resorts Inc.	33,200	157,700
PlayAGS Inc.(a)	69,032	1,342,672
Potbelly Corp.(a)(b)	54,739	278,621
RCI Hospitality Holdings Inc.	23,584	412,956
Red Lion Hotels Corp.(a)(b)	60,952	433,369
Red Robin Gourmet Burgers Inc.(a)	33,416	1,021,527
Ruth’s Hospitality Group Inc.	74,497	1,691,827
Town Sports International Holdings Inc.(a)(b)	38,994	84,617

		20,095,711

Household Durables — 1.2%
Bassett Furniture Industries Inc.	25,851	394,228
Beazer Homes USA Inc.(a)(b)	76,198	732,263
Century Communities Inc.(a)(b)	66,806	1,775,703
CSS Industries Inc.	22,444	109,527
Dixie Group Inc. (The)(a)(b)	5,798	3,363
Emerson Radio Corp.(a)	30,868	31,794
Flexsteel Industries Inc.	19,108	325,982
Green Brick Partners Inc.(a)(b)	62,808	521,934
Hamilton Beach Brands Holding Co., Class A	17,187	327,412
Hooker Furniture Corp.	30,026	619,136
Hovnanian Enterprises Inc., Class A(a)(b)	11,512	87,491
Legacy Housing Corp.(a)(b)	11,754	146,337
Libbey Inc.(a)	55,416	103,074
Lifetime Brands Inc.	31,456	297,574
Lovesac Co. (The)(a)	15,079	468,505
M/I Homes Inc.(a)	69,323	1,978,478
New Home Co. Inc. (The)(a)(b)	30,134	116,016
Nova Lifestyle Inc.(a)(b)	11,435	8,005
Purple Innovation Inc.(a)	10,478	70,727
Turtle Beach Corp.(a)(b)	34,208	395,444
Universal Electronics Inc.(a)	34,739	1,424,994
VOXX International Corp.(a)(b)	56,662	235,714
Vuzix Corp.(a)(b)	61,919	253,249
ZAGG Inc.(a)(b)	71,318	496,373

		10,923,323

Household Products — 0.0%
Oil-Dri Corp. of America	13,595	462,774

Independent Power and Renewable Electricity Producers — 0.1%
Atlantic Power Corp.(a)	279,323	675,962

Insurance — 1.5%
1347 Property Insurance Holdings Inc.(a)(b)	2,934	14,523
Blue Capital Reinsurance Holdings Ltd.	15,539	102,402
Citizens Inc./TX(a)(b)	134,373	980,923
Conifer Holdings Inc.(a)(b)	14,809	59,088
Crawford & Co., Class A, NVS	36,970	389,294
Crawford & Co., Class B	4,621	43,021
Donegal Group Inc., Class A	31,359	478,852
EMC Insurance Group Inc.	24,801	893,580
FedNat Holding Co.	30,125	429,884
Global Indemnity Ltd.	22,262	689,231
Greenlight Capital Re Ltd., Class A(a)(b)	76,789	651,939
Hallmark Financial Services Inc.(a)	36,561	520,263
HCI Group Inc.	16,915	684,550

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Health Insurance Innovations Inc., Class A(a)(b)	25,104	$650,696
Heritage Insurance Holdings Inc.	69,562	1,071,950
Independence Holding Co.	13,733	531,742
Investors Title Co.	3,700	617,900
Kingstone Companies Inc.	24,234	209,624
Kingsway Financial Services Inc.(a)	15,379	37,679
NI Holdings Inc.(a)(b)	27,388	482,303
Palomar Holdings Inc.(a)	14,898	358,148
Protective Insurance Corp., Class B	24,992	434,111
Tiptree Inc.	70,764	445,813
United Insurance Holdings Corp.	53,989	769,883
Watford Holdings Ltd.(a)	52,915	1,450,929

		12,998,328

Interactive Media & Services — 0.5%
AutoWeb Inc.(a)(b)	24,392	86,592
Care.com Inc.(a)(b)	55,254	606,689
DHI Group Inc.(a)	132,985	474,756
EverQuote Inc., Class A(a)	21,846	283,998
Meet Group Inc. (The)(a)(b)	187,741	653,339
QuinStreet Inc.(a)(b)	117,015	1,854,688
Super League Gaming Inc.	6,604	56,464
Travelzoo(a)	13,553	209,258

		4,225,784

Internet & Direct Marketing Retail — 0.6%
Duluth Holdings Inc., Class B(a)(b)	27,616	375,301
EVINE Live Inc.(a)(b)	163,404	70,738
Lands’ End Inc.(a)(b)	27,349	334,205
Leaf Group Ltd.(a)	44,982	333,317
Liquidity Services Inc.(a)(b)	72,159	439,448
Monaker Group Inc.	8,846	26,538
Overstock.com Inc.(a)(b)	69,204	941,174
PetMed Express Inc.	51,688	809,951
Remark Holdings Inc.(a)	74,649	63,452
Rubicon Project Inc. (The)(a)(b)	124,639	792,704
RumbleON Inc., Class B(a)(b)	34,962	156,630
U.S. Auto Parts Network Inc.(a)(b)	67,359	84,199
Waitr Holdings Inc.(a)	135,643	853,194

		5,280,851

IT Services — 2.1%
Alithya Group Inc., Class A(a)(b)	5,835	15,288
ALJ Regional Holdings Inc.(a)(b)	57,194	88,651
Brightcove Inc.(a)(b)	100,417	1,037,308
Carbonite Inc.(a)(b)	85,738	2,232,618
Cass Information Systems Inc.	37,064	1,796,863
Computer Task Group Inc.(a)	35,873	143,851
CSP Inc.	9,839	150,045
Exela Technologies Inc.(a)(b)	117,838	258,065
Hackett Group Inc. (The)	64,056	1,075,500
I3 Verticals Inc., Class A(a)	24,107	709,951
Information Services Group Inc.(a)	96,332	304,409
Innodata Inc.(a)	27,033	24,330
Internap Corp.(a)(b)	65,907	198,380
International Money Express Inc.(a)	35,334	498,209
Limelight Networks Inc.(a)(b)	288,402	778,685
MoneyGram International Inc.(a)(b)	82,447	203,644
Paysign Inc.(a)	77,123	1,031,134
Perficient Inc.(a)	84,521	2,900,761
PFSweb Inc.(a)(b)	38,841	157,306
PRGX Global Inc.(a)	57,334	385,284

Security	Shares	Value

IT Services (continued)
ServiceSource International Inc.(a)(b)	221,800	$210,710
StarTek Inc.(a)(b)	42,732	349,120
Steel Connect Inc.(a)	98,373	179,039
Tucows Inc., Class A(a)(b)	24,421	1,490,169
Unisys Corp.(a)(b)	131,301	1,276,246
USA Technologies Inc.(a)(b)	152,045	1,129,694
USIO Inc.(a)	19,230	66,536

		18,691,796

Leisure Products — 0.8%
American Outdoor Brands Corp.(a)	139,882	1,260,337
Clarus Corp.	50,187	724,700
Escalade Inc.	29,563	339,088
Johnson Outdoors Inc., Class A	12,732	949,425
Malibu Boats Inc., Class A(a)	53,468	2,077,232
Marine Products Corp.	19,189	296,278
MasterCraft Boat Holdings Inc.(a)(b)	47,938	939,105
Nautilus Inc.(a)	73,670	162,811

		6,748,976

Life Sciences Tools & Services — 0.7%
BioNano Genomics Inc.(a)	4,985	12,213
Champions Oncology Inc.(a)(b)	15,733	123,189
ChromaDex Corp.(a)	101,016	469,725
Fluidigm Corp.(a)	178,814	2,202,989
Harvard Bioscience Inc.(a)(b)	95,627	191,254
NanoString Technologies Inc.(a)	85,372	2,591,040
Quanterix Corp.(a)	24,841	839,377

		6,429,787

Machinery — 2.5%
Blue Bird Corp.(a)(b)	39,506	777,873
Briggs & Stratton Corp.	104,814	1,073,295
Columbus McKinnon Corp./NY	59,110	2,480,847
Commercial Vehicle Group Inc.(a)(b)	78,298	627,950
Douglas Dynamics Inc.	58,189	2,315,340
Eastern Co. (The)	15,045	421,561
Energy Recovery Inc.(a)	96,152	1,001,904
ExOne Co. (The)(a)(b)	28,893	269,283
FreightCar America Inc.(a)	30,895	181,354
Gencor Industries Inc.(a)	24,672	320,736
Graham Corp.	25,540	516,163
Hurco Companies Inc.	16,294	579,415
Jason Industries Inc.(a)(b)	44,739	29,080
Kadant Inc.	28,616	2,598,619
LB Foster Co., Class A(a)	26,104	713,683
LS Starrett Co. (The), Class A(a)	15,595	103,239
Luxfer Holdings PLC	70,181	1,720,838
Lydall Inc.(a)	43,973	888,255
Manitex International Inc.(a)(b)	37,792	230,909
Miller Industries Inc./TN	29,111	895,163
NN Inc.	108,312	1,057,125
Omega Flex Inc.	7,475	574,155
Park-Ohio Holdings Corp.	22,923	747,061
Perma-Pipe International Holdings Inc.(a)	24,913	226,708
Spartan Motors Inc.	89,098	976,514
Titan International Inc.	129,469	633,104
Twin Disc Inc.(a)	26,014	392,811

		22,352,985

Marine — 0.2%
Eagle Bulk Shipping Inc.(a)	116,693	611,471
Genco Shipping & Trading Ltd.(a)(b)	39,127	330,232

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Marine (continued)
Navios Maritime Holdings Inc.(a)	24,580	$110,118
Pangaea Logistics Solutions Ltd.	33,798	113,223
Safe Bulkers Inc.(a)(b)	133,449	208,181
Scorpio Bulkers Inc.	138,715	638,089

		2,011,314

Media — 1.6%
AH Belo Corp., Class A	57,157	210,909
Beasley Broadcast Group Inc., Class A	18,825	60,617
Boston Omaha Corp., Class A(a)(b)	26,248	607,641
Cardlytics Inc.(a)(b)	35,161	913,483
cbdMD Inc.(a)(b)	23,841	140,662
Central European Media Enterprises Ltd., Class A(a)(b)	236,360	1,030,530
comScore Inc.(a)	126,225	651,321
Cumulus Media Inc., Class A(a)	35,842	664,869
Daily Journal Corp.(a)(b)	1,578	375,564
Emmis Communications Corp., Class A(a)(b)	28,869	137,128
Entercom Communications Corp., Class A	321,042	1,862,135
Entravision Communications Corp., Class A	157,076	490,077
Fluent Inc.(a)(b)	110,312	593,479
Harte-Hanks Inc.(a)	2,953	6,497
Hemisphere Media Group Inc.(a)	49,607	640,922
Lee Enterprises Inc.(a)	139,625	312,760
Marchex Inc., Class B(a)	92,511	434,802
MDC Partners Inc., Class A(a)	146,671	369,611
National CineMedia Inc.	161,975	1,062,556
New Media Investment Group Inc.	156,027	1,472,895
Saga Communications Inc., Class A	11,322	353,699
Salem Media Group Inc.	30,917	75,128
Social Reality Inc.(a)(b)	27,882	129,930
TechTarget Inc.(a)(b)	58,604	1,245,335
Townsquare Media Inc., Class A	24,672	132,735
Tribune Publishing Co.	45,492	362,571
Urban One Inc., NVS(a)	58,153	113,980
Xcel Brands Inc.(a)(b)	5,330	7,729

		14,459,565

Metals & Mining — 1.2%
Ampco-Pittsburgh Corp.(a)(b)	23,881	96,240
Caledonia Mining Corp. PLC, NVS	3,609	23,025
Friedman Industries Inc.(b)	19,284	134,217
Global Brass & Copper Holdings Inc.	55,711	2,436,242
Gold Resource Corp.	151,188	511,016
Haynes International Inc.	32,207	1,024,505
Mayville Engineering Co. Inc.(a)	16,053	221,531
Olympic Steel Inc.	23,101	315,329
Paramount Gold Nevada Corp.(a)(b)	14,029	10,950
Ramaco Resources Inc.(a)	21,852	116,253
Ryerson Holding Corp.(a)	41,289	343,937
Schnitzer Steel Industries Inc., Class A	66,271	1,734,312
SunCoke Energy Inc.(a)	226,706	2,013,149
Synalloy Corp.	21,712	339,141
TimkenSteel Corp.(a)	103,512	841,553
Universal Stainless & Alloy Products Inc.(a)(b)	22,172	354,752

		10,516,152

Mortgage Real Estate Investment — 1.4%
AG Mortgage Investment Trust Inc.	83,708	1,330,957
Anworth Mortgage Asset Corp.	265,047	1,004,528
Ares Commercial Real Estate Corp.	72,030	1,070,366
Arlington Asset Investment Corp., Class A	99,927	687,498
Cherry Hill Mortgage Investment Corp.	42,852	685,632

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Dynex Capital Inc.	65,547	$1,097,912
Ellington Financial Inc.	75,117	1,349,853
Ellington Residential Mortgage REIT	29,778	320,411
Exantas Capital Corp.	81,742	924,502
Great Ajax Corp.	45,130	631,820
Hunt Companies Finance Trust Inc.	48,989	167,052
Manhattan Bridge Capital Inc.	17,412	111,437
Orchid Island Capital Inc.	137,047	871,619
Ready Capital Corp.	82,330	1,226,717
Western Asset Mortgage Capital Corp.	122,585	1,223,398

		12,703,702

Multi-Utilities — 0.3%
Unitil Corp.	38,497	2,305,585

Multiline Retail — 0.1%
JC Penney Co. Inc.(a)	823,218	938,469
Tuesday Morning Corp.(a)(b)	117,403	198,411

		1,136,880

Oil, Gas & Consumable Fuels — 2.9%
Abraxas Petroleum Corp.(a)(b)	422,764	435,447
Adams Resources & Energy Inc.	6,043	207,154
American Resources Corp.	22,757	67,133
Ardmore Shipping Corp.(a)	88,383	720,321
Bonanza Creek Energy Inc.(a)	49,645	1,036,588
Centrus Energy Corp., Class A(a)	14,132	46,070
Chaparral Energy Inc., Class A(a)	80,580	379,532
Clean Energy Fuels Corp.(a)(b)	347,972	929,085
Comstock Resources Inc.(a)(b)	39,890	222,187
Contango Oil & Gas Co.(a)(b)	75,885	132,040
DHT Holdings Inc.	233,515	1,380,074
Diamond S Shipping Inc.(a)	57,139	729,665
Dorian LPG Ltd.(a)(b)	73,393	662,005
Earthstone Energy Inc., Class A(a)(b)	50,419	308,564
Energy Fuels Inc./Canada(a)(b)	230,730	722,185
Evolution Petroleum Corp.	72,167	515,994
Falcon Minerals Corp.(a)	89,848	754,723
Goodrich Petroleum Corp.(a)(b)	26,715	347,028
Halcon Resources Corp.(a)	349,448	61,782
Hallador Energy Co.	55,863	314,509
HighPoint Resources Corp.(a)	287,658	523,538
International Seaways Inc.(a)(b)	66,125	1,256,375
Isramco Inc.(a)	2,338	277,053
Lilis Energy Inc.(a)(b)	218,777	133,454
Lonestar Resources U.S. Inc., Class A(a)(b)	60,083	137,590
Midstates Petroleum Co. Inc.(a)	34,208	201,485
Montage Resources Corp.(a)(b)	55,342	337,586
NACCO Industries Inc., Class A	9,812	509,635
Navios Maritime Acquisition Corp.	13,757	86,669
NextDecade Corp.(a)(b)	30,368	191,926
Nordic American Tankers Ltd.	362,565	848,402
Northern Oil and Gas Inc.(a)	723,783	1,396,901
Overseas Shipholding Group Inc., Class A(a)	167,981	315,804
Pacific Ethanol Inc.(a)(b)	125,814	96,248
Panhandle Oil and Gas Inc., Class A	44,732	583,305
PEDEVCO Corp.(a)	18,633	38,757
Penn Virginia Corp.(a)	34,966	1,072,757
Renewable Energy Group Inc.(a)	95,402	1,513,076
REX American Resources Corp.(a)(b)	14,559	1,061,351
Ring Energy Inc.(a)(b)	157,459	511,742
Roan Resources Inc.(a)	93,128	162,043

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Rosehill Resources Inc.(a)	27,446	$101,550
SandRidge Energy Inc.(a)(b)	80,297	555,655
SilverBow Resources Inc.(a)(b)	19,169	265,491
Teekay Corp.	176,811	608,230
Teekay Tankers Ltd., Class A(a)	499,380	639,206
Torchlight Energy Resources Inc.(a)(b)	132,991	188,847
TransAtlantic Petroleum Ltd.(a)(b)	20,659	14,877
Ultra Petroleum Corp.(a)(b)	24,411	4,394
Uranium Energy Corp.(a)(b)	475,774	651,810
VAALCO Energy Inc.(a)(b)	153,602	256,515
Vertex Energy Inc.(a)(b)	81,276	122,727
W&T Offshore Inc.(a)(b)	243,133	1,205,940

		25,843,025

Paper & Forest Products — 0.3%
Clearwater Paper Corp.(a)(b)	41,441	766,244
Verso Corp., Class A(a)(b)	89,938	1,713,319

		2,479,563

Personal Products — 0.2%
Lifevantage Corp.(a)(b)	36,272	470,811
Mannatech Inc.	5,899	100,224
Natural Alternatives International Inc.(a)(b)	15,494	180,660
Natural Health Trends Corp.	17,812	143,387
Nature’s Sunshine Products Inc.(a)	23,584	219,095
United-Guardian Inc.	9,335	175,498
Veru Inc.(a)(b)	119,413	254,350
Youngevity International Inc.(a)(b)	21,909	124,881

		1,668,906

Pharmaceuticals — 3.3%
AcelRx Pharmaceuticals Inc.(a)(b)	203,071	513,770
Acer Therapeutics Inc.(a)(b)	13,166	51,347
Aclaris Therapeutics Inc.(a)(b)	80,153	175,535
Adamis Pharmaceuticals Corp.(a)(b)	122,518	159,273
Adolor Corp. Escrow(c)	77,501	1
Aerpio Pharmaceuticals Inc.(a)	58,991	53,682
Agile Therapeutics Inc.(a)(b)	72,222	105,444
Alimera Sciences Inc.(a)	5,588	4,973
ANI Pharmaceuticals Inc.(a)	23,905	1,964,991
Aquestive Therapeutics Inc.(a)(b)	28,762	120,800
Aratana Therapeutics Inc.(a)	125,681	648,514
Arvinas Holding Co. LLC(a)(b)	45,484	1,000,193
Assertio Therapeutics Inc.(a)	166,689	575,077
Avenue Therapeutics Inc.(a)(b)	18,242	114,925
Axsome Therapeutics Inc.(a)(b)	62,979	1,621,709
Aytu BioScience Inc.	17,592	33,249
BioDelivery Sciences International Inc.(a)(b)	211,877	985,228
Cerecor Inc.(a)	56,063	304,983
Chiasma Inc.(a)(b)	67,925	507,400
Clearside Biomedical Inc.(a)(b)	89,537	87,012
Cocrystal Pharma Inc.(a)	32,812	77,108
Collegium Pharmaceutical Inc.(a)(b)	83,000	1,091,450
CorMedix Inc.(a)	45,883	411,571
Cumberland Pharmaceuticals Inc.(a)(b)	27,914	177,812
Cymabay Therapeutics Inc.(a)(b)	177,788	1,272,962
Dermira Inc.(a)(b)	120,431	1,151,320
Dova Pharmaceuticals Inc.(a)(b)	21,367	301,275
Eloxx Pharmaceuticals Inc.(a)	58,739	585,628
Eton Pharmaceuticals Inc.(a)(b)	9,990	78,921
Evofem Biosciences Inc.(a)(b)	36,896	244,989
Evolus Inc.(a)(b)	28,422	415,530

Security	Shares	Value

Pharmaceuticals (continued)
Eyenovia Inc.(a)(b)	17,344	$74,579
EyePoint Pharmaceuticals Inc.(a)(b)	161,672	265,142
Harrow Health Inc.(a)(b)	56,675	493,073
Innovate Biopharmaceuticals Inc.(a)(b)	85,651	99,355
Kala Pharmaceuticals Inc.(a)(b)	56,629	361,293
Kaleido Biosciences Inc.(a)	13,057	151,461
KemPharm Inc.(a)(b)	63,167	110,542
Lannett Co. Inc.(a)(b)	81,521	494,017
Lipocine Inc.(a)	44,407	86,594
Liquidia Technologies Inc.(a)	34,334	274,672
Marinus Pharmaceuticals Inc.(a)(b)	129,389	536,964
Melinta Therapeutics Inc.(a)(b)	22,594	150,250
Menlo Therapeutics Inc.(a)(b)	39,960	239,360
Neos Therapeutics Inc.(a)(b)	127,233	164,131
Novan Inc.(a)(b)	49,857	134,614
Novus Therapeutics Inc.(a)(b)	25,069	25,320
Ocular Therapeutix Inc.(a)(b)	97,585	429,374
Odonate Therapeutics Inc.(a)(b)	20,095	737,286
Omeros Corp.(a)(b)	120,332	1,888,009
Omthera Pharmaceuticals Inc., NVS(c)	60,904	16,444
OncoMed Pharmaceuticals Inc., NVS(c)	60,904	609
Opiant Pharmaceuticals Inc.(a)(b)	10,334	136,926
Optinose Inc.(a)(b)	64,361	455,676
Oramed Pharmaceuticals Inc.(a)(b)	37,861	135,921
Osmotica Pharmaceuticals PLC(a)(b)	22,783	86,575
Otonomy Inc.(a)	70,668	194,337
Paratek Pharmaceuticals Inc.(a)(b)	85,106	339,573
PLx Pharma Inc.(a)(b)	6,312	45,446
ProPhase Labs Inc.	20,009	43,019
Provention Bio Inc.(a)(b)	64,384	779,046
resTORbio Inc.(a)(b)	38,761	395,362
Revance Therapeutics Inc.(a)	113,873	1,476,933
scPharmaceuticals Inc.(a)(b)	17,089	54,514
SCYNEXIS Inc.(a)(b)	137,526	180,159
Seelos Therapeutics Inc.(a)	38,049	83,327
Senestech Inc.(a)	59,642	107,356
Sienna Biopharmaceuticals Inc.(a)(b)	58,669	51,042
SIGA Technologies Inc.(a)(b)	143,508	815,125
Strongbridge Biopharma PLC(a)	84,435	264,282
Tetraphase Pharmaceuticals Inc.(a)(b)	143,747	69,042
Verrica Pharmaceuticals Inc.(a)(b)	33,266	386,551
VIVUS Inc.(a)	10,246	39,140
Xeris Pharmaceuticals Inc.(a)(b)	69,156	791,145
Zynerba Pharmaceuticals Inc.(a)(b)	53,586	726,090

		29,226,348

Professional Services — 1.8%
Acacia Research Corp.(a)	108,314	320,609
Barrett Business Services Inc.	18,507	1,528,678
BG Staffing Inc.	25,433	480,175
CRA International Inc.	20,219	774,994
DLH Holdings Corp.(a)	13,761	69,906
Forrester Research Inc.	28,564	1,343,365
Franklin Covey Co.(a)(b)	27,140	922,760
GP Strategies Corp.(a)(b)	34,737	523,834
Heidrick & Struggles International Inc.	48,488	1,453,185
Hill International Inc.(a)	61,470	165,969
Hudson Global Inc.(a)	8,717	108,527
InnerWorkings Inc.(a)(b)	115,419	440,901
Kelly Services Inc., Class A, NVS	86,430	2,263,602
Kforce Inc.	58,376	2,048,414

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Mastech Digital Inc.(a)(b)	9,685	$46,004
Mistras Group Inc.(a)(b)	47,960	689,185
RCM Technologies Inc.(a)	25,492	101,968
Red Violet Inc.(a)	14,747	182,863
Resources Connection Inc.	80,912	1,295,401
Volt Information Sciences Inc.(a)(b)	35,712	160,347
Willdan Group Inc.(a)(b)	25,858	963,210

		15,883,897

Real Estate Management & Development — 0.6%
Altisource Asset Management Corp.(a)	1,301	14,961
Altisource Portfolio Solutions SA(a)(b)	14,506	285,188
American Realty Investors Inc.(a)	6,555	89,410
Consolidated-Tomoka Land Co.	12,939	772,458
eXp World Holdings Inc.(a)	40,612	452,012
Forestar Group Inc.(a)(b)	26,565	519,346
FRP Holdings Inc.(a)(b)	18,434	1,028,064
Griffin Industrial Realty Inc.	3,351	118,458
Maui Land & Pineapple Co. Inc.(a)(b)	17,703	182,164
Rafael Holdings Inc., Class B(a)(b)	27,488	790,280
Tejon Ranch Co.(a)(b)	54,335	901,418
Trinity Place Holdings Inc.(a)(b)	46,635	184,208

		5,337,967

Road & Rail — 0.3%
Covenant Transportation Group Inc., Class A(a)	31,486	463,159
Daseke Inc.(a)(b)	117,329	422,385
PAM Transportation Services Inc.(a)	5,174	320,788
Patriot Transportation Holding Inc.(a)(b)	758	12,863
Roadrunner Transportation Systems Inc.(a)(b)	8,733	83,400
U.S. Xpress Enterprises Inc., Class A(a)(b)	54,924	282,309
Universal Logistics Holdings Inc.	21,763	489,015
USA Truck Inc.(a)(b)	20,600	208,266
YRC Worldwide Inc.(a)(b)	84,337	339,878

		2,622,063

Semiconductors & Semiconductor Equipment — 2.5%
Adesto Technologies Corp.(a)(b)	69,278	564,616
Aehr Test Systems(a)(b)	51,821	85,505
Alpha & Omega Semiconductor Ltd.(a)(b)	51,737	483,224
Amtech Systems Inc.(a)(b)	30,095	165,522
Aquantia Corp.(a)(b)	72,554	945,379
Atomera Inc.(a)(b)	37,492	188,585
Axcelis Technologies Inc.(a)	84,063	1,265,148
AXT Inc.(a)	97,162	384,762
CEVA Inc.(a)	56,175	1,367,861
Cohu Inc.	103,741	1,600,724
CVD Equipment Corp.(a)	3,278	11,965
CyberOptics Corp.(a)(b)	18,197	295,337
DSP Group Inc.(a)	57,687	828,385
Everspin Technologies Inc.(a)(b)	31,999	208,633
GSI Technology Inc.(a)(b)	40,688	348,696
Ichor Holdings Ltd.(a)(b)	56,364	1,332,445
Impinj Inc.(a)(b)	38,103	1,090,508
Intermolecular Inc.(a)(b)	107,141	125,355
inTEST Corp.(a)	25,851	124,343
Kopin Corp.(a)(b)	176,318	192,187
Nanometrics Inc.(a)	59,788	2,075,241
NeoPhotonics Corp.(a)(b)	97,298	406,706
NVE Corp.	12,140	845,308
PDF Solutions Inc.(a)(b)	73,631	966,039
Photronics Inc.(a)(b)	169,182	1,387,292

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Pixelworks Inc.(a)(b)	92,811	$273,792
Rudolph Technologies Inc.(a)	79,031	2,183,627
SMART Global Holdings Inc.(a)(b)	33,618	772,878
Ultra Clean Holdings Inc.(a)(b)	100,144	1,394,004

		21,914,067

Software — 2.9%
A10 Networks Inc.(a)	148,135	1,010,281
Agilysys Inc.(a)(b)	46,413	996,487
Amber Road Inc.(a)	65,296	852,766
American Software Inc./GA, Class A	74,949	985,579
Asure Software Inc.(a)(b)	28,778	236,843
AudioEye Inc.(a)	11,046	87,263
Aware Inc./MA(a)(b)	44,232	146,850
ChannelAdvisor Corp.(a)(b)	69,680	610,397
CYREN Ltd., NVS	8,947	15,478
Digimarc Corp.(a)	29,496	1,309,327
Digital Turbine Inc.(a)(b)	200,719	1,003,595
Domo Inc., Class B(a)(b)	44,481	1,215,221
eGain Corp.(a)(b)	52,364	426,243
Evolving Systems Inc.(a)	3,358	2,653
Finjan Holdings Inc.(a)(b)	47,823	106,167
GlobalSCAPE Inc.	31,128	318,128
GSE Systems Inc.(a)	48,378	113,205
GTY Govtech Inc.(a)	79,978	547,849
Ideanomics Inc.(a)	131,879	324,422
Intelligent Systems Corp.(a)(b)	17,587	506,330
Inuvo Inc.(a)	68,084	28,595
Issuer Direct Corp.	5,984	67,021
Majesco(a)(b)	20,993	195,445
Mam Software Group Inc.(a)(b)	21,445	217,667
Mind CTI Ltd.	57,982	129,300
Mitek Systems Inc.(a)(b)	79,423	789,465
MobileIron Inc.(a)(b)	249,040	1,544,048
Model N Inc.(a)(b)	85,813	1,673,354
NetSol Technologies Inc.(a)(b)	26,715	149,337
OneSpan Inc.(a)(b)	84,660	1,199,632
Park City Group Inc.(a)(b)	32,324	173,257
Phunware Inc.	10,745	33,417
QAD Inc., Class A	28,473	1,144,899
Qumu Corp.(a)	20,820	86,403
RealNetworks Inc.(a)(b)	63,329	120,325
Rimini Street Inc.(a)	51,818	274,635
Riot Blockchain Inc.(a)(b)	40,309	126,570
Seachange International Inc.(a)(b)	77,415	110,703
SharpSpring Inc.(a)(b)	22,265	289,222
ShotSpotter Inc.(a)(b)	20,646	912,553
SITO Mobile Ltd.(a)(b)	61,014	47,896
Smith Micro Software Inc.(a)	63,112	191,861
Support.com Inc.(a)(b)	47,727	77,318
Synacor Inc.(a)(b)	84,087	131,176
Synchronoss Technologies Inc.(a)	99,344	785,811
Telaria Inc.(a)	111,719	840,127
Telenav Inc.(a)	82,944	663,552
Veritone Inc.(a)	37,731	315,431
VirnetX Holding Corp.(a)(b)	156,978	974,833
Zix Corp.(a)	138,317	1,257,302

		25,366,239

Specialty Retail — 2.2%
America’s Car-Mart Inc./TX(a)(b)	16,173	1,392,172

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Ascena Retail Group Inc.(a)(b)	404,550	$246,776
Barnes & Noble Education Inc.(a)	101,590	341,342
Barnes & Noble Inc.	152,309	1,018,947
Big 5 Sporting Goods Corp.(b)	52,834	103,026
Blink Charging Co.(a)(b)	47,454	127,177
Boot Barn Holdings Inc.(a)	72,160	2,571,782
Build-A-Bear Workshop Inc.(a)(b)	37,632	210,363
Cato Corp. (The), Class A	56,137	691,608
Chico’s FAS Inc.	298,876	1,007,212
Citi Trends Inc.	29,040	424,565
Conn’s Inc.(a)(b)	51,033	909,408
Container Store Group Inc. (The)(a)(b)	41,200	301,584
Destination Maternity Corp.(a)	32,027	42,276
Destination XL Group Inc.(a)(b)	96,408	169,678
Express Inc.(a)	167,504	457,286
GNC Holdings Inc., Class A(a)(b)	212,261	318,391
Haverty Furniture Companies Inc.	48,144	819,892
Hibbett Sports Inc.(a)(b)	47,215	859,313
J. Jill Inc.(b)	40,695	80,983
Kirkland’s Inc.(a)	35,639	80,544
Lazydays Holdings Inc.(a)(b)	15,477	77,385
Lumber Liquidators Holdings Inc.(a)(b)	73,422	848,024
MarineMax Inc.(a)(b)	57,672	948,128
Pier 1 Imports Inc.(a)(b)	1	7
RTW RetailWinds Inc.(a)(b)	80,458	136,779
Sears Hometown and Outlet Stores Inc.(a)(b)	25,314	60,247
Shoe Carnival Inc.	24,735	682,686
Sportsman’s Warehouse Holdings Inc.(a)(b)	109,998	415,792
Stage Stores Inc.(b)	64,246	49,469
Stein Mart Inc.(a)(b)	6,865	5,904
Tailored Brands Inc.	127,945	738,243
Tandy Leather Factory Inc.(a)(b)	16,842	92,631
Tile Shop Holdings Inc.	100,295	401,180
Tilly’s Inc., Class A	55,271	421,718
Vitamin Shoppe Inc.(a)	41,387	163,065
Winmark Corp.	6,627	1,147,465
Zumiez Inc.(a)(b)	51,838	1,352,972

		19,716,020

Technology Hardware, Storage & Peripherals — 0.3%
AstroNova Inc.	18,153	469,074
Avid Technology Inc.(a)(b)	72,554	661,692
Boxlight Corp., Class A(a)	10,690	32,818
Eastman Kodak Co.(a)(b)	38,833	93,199
Immersion Corp.(a)(b)	80,032	609,044
Intevac Inc.(a)(b)	59,643	288,672
One Stop Systems Inc.(a)	11,128	19,029
Sonim Technologies Inc.(a)	8,812	112,177
TransAct Technologies Inc.	19,093	214,987

		2,500,692

Textiles, Apparel & Luxury Goods — 0.6%
Centric Brands Inc.(a)	20,280	83,351
Charles & Colvard Ltd.(a)	50,237	79,375
Crown Crafts Inc.	27,179	127,741
Culp Inc.	29,485	560,215
Delta Apparel Inc.(a)(b)	17,168	397,954
Jerash Holdings U.S. Inc.	3,323	23,826
Lakeland Industries Inc.(a)(b)	21,776	243,891
Movado Group Inc.	40,424	1,091,448
Rocky Brands Inc.	18,514	505,062

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Sequential Brands Group Inc.(a)(b)	109,982	$60,490
Superior Group of Companies Inc.	28,186	482,826
Unifi Inc.(a)	37,496	681,303
Vera Bradley Inc.(a)(b)	52,610	631,320
Vince Holding Corp.(a)	8,494	118,491

		5,087,293

Thrifts & Mortgage Finance — 3.4%
Bridgewater Bancshares Inc.(a)(b)	65,947	761,028
Central Federal Corp.(a)(b)	11,378	136,991
Dime Community Bancshares Inc.	86,627	1,645,047
Entegra Financial Corp.(a)(b)	17,521	527,733
ESSA Bancorp. Inc.	31,652	482,693
Federal Agricultural Mortgage Corp., Class C, NVS	23,407	1,700,753
First Defiance Financial Corp.	56,637	1,618,119
FS Bancorp. Inc.	11,943	619,483
Hingham Institution for Savings	3,901	772,437
Home Bancorp. Inc.	22,457	864,145
HomeStreet Inc.(a)(b)	64,180	1,902,295
HopFed Bancorp. Inc.	15,979	303,122
Impac Mortgage Holdings Inc.(a)(b)	26,100	80,910
Luther Burbank Corp.	55,812	607,793
Merchants Bancorp/IN	23,458	399,490
Meridian Bancorp. Inc.	135,741	2,428,407
MMA Capital Holdings Inc.(a)	9,459	316,593
Mr Cooper Group Inc.(a)(b)	196,349	1,572,755
Ocwen Financial Corp.(a)(b)	351,790	728,205
OP Bancorp.	37,357	404,950
PB Bancorp Inc.(b)	24,494	290,254
PCSB Financial Corp.	46,482	941,261
Ponce de Leon Federal Bank(a)(b)	28,662	409,580
Provident Bancorp. Inc.(a)(b)	12,587	352,310
Provident Financial Holdings Inc.	20,045	420,745
Prudential Bancorp. Inc.	27,833	526,600
Randolph Bancorp Inc.(a)(b)	19,462	293,876
Rhinebeck Bancorp Inc.(a)(b)	14,218	156,682
Riverview Bancorp. Inc.	63,072	538,635
Sachem Capital Corp.	39,292	208,641
Security National Financial Corp., Class A(a)	27,521	138,155
Severn Bancorp. Inc.	29,610	257,311
Southern Missouri Bancorp. Inc.	22,372	779,217
Sterling Bancorp Inc./MI(b)	45,728	455,908
Territorial Bancorp. Inc.	25,991	803,122
Timberland Bancorp. Inc./WA	20,723	619,203
United Community Financial Corp./OH	138,613	1,326,526
United Financial Bancorp. Inc.	135,485	1,921,177
Waterstone Financial Inc.	72,145	1,230,794
Western New England Bancorp Inc.	71,001	663,149

		30,206,095

Tobacco — 0.2%
22nd Century Group Inc.(a)(b)	299,395	625,736
Pyxus International Inc.(a)(b)	21,740	330,448
Turning Point Brands Inc.(b)	21,485	1,052,335

		2,008,519

Trading Companies & Distributors — 0.9%
BlueLinx Holdings Inc.(a)(b)	22,917	453,986
CAI International Inc.(a)(b)	44,060	1,093,569
DXP Enterprises Inc./TX(a)	41,995	1,591,190
EVI Industries Inc.	11,863	453,997
Foundation Building Materials Inc.(a)	38,915	691,909

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
General Finance Corp.(a)	31,088	$260,207
Houston Wire & Cable Co.(a)(b)	42,148	220,855
Huttig Building Products Inc.(a)(b)	63,046	162,659
Lawson Products Inc./DE(a)	11,009	404,361
Titan Machinery Inc.(a)	49,075	1,009,963
Transcat Inc.(a)(b)	18,591	475,744
Veritiv Corp.(a)	33,227	645,268
Willis Lease Finance Corp.(a)	8,328	485,689

		7,949,397

Water Utilities — 1.0%
AquaVenture Holdings Ltd.(a)(b)	31,131	621,686
Artesian Resources Corp., Class A, NVS	21,032	781,759
Cadiz Inc.(a)(b)	34,021	382,736
Connecticut Water Service Inc.	31,923	2,225,672
Consolidated Water Co. Ltd.	37,729	538,016
Global Water Resources Inc.	32,810	342,536
Middlesex Water Co.	41,410	2,453,543
Pure Cycle Corp.(a)(b)	45,274	479,904
York Water Co. (The)	33,992	1,214,194

		9,040,046

Wireless Telecommunication Services — 0.4%
Boingo Wireless Inc.(a)(b)	112,200	2,016,234
Gogo Inc.(a)(b)	142,008	565,192
Spok Holdings Inc.	48,165	724,401

		3,305,827

Total Common Stocks — 99.9% (Cost: $949,304,356)		882,453,958

Rights

Electrical Equipment — 0.0%
Babcock & Wilcox Enterprises Inc., (Expires 07/18/19)(a)	73,665	—

Media — 0.0%
Social Reality Inc., (Expires 12/31/19)(a)(b)(c)	23,207	—

Total Rights — 0.0% (Cost: $0)		—

Security	Shares	Value

Warrants

Energy Equipment & Services — 0.0%
Basic Energy Services Inc., (Expires 12/23/23)(a)(c)	4,203	$25

Oil, Gas & Consumable Fuels — 0.0%
Bonanza Creek Energy Inc., (Expires 04/20/28)(a)(b)(c)	3,803	76

Thrifts & Mortgage Finance — 0.0%
Ditech Holding Corp., (Expires 01/31/28)(a)	2,752	28
Ditech Holding Corp., (Expires 02/09/28)(a)	3,469	17

		45

Total Warrants — 0.0% (Cost: $0)		146

Short-Term Investments

Money Market Funds — 20.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(d)(e)(f)	177,613,508	177,702,315
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)	1,857,229	1,857,229

		179,559,544

Total Short-Term Investments — 20.4% (Cost: $179,482,634)		179,559,544

Total Investments in Securities — 120.3% (Cost: $1,128,786,990)		1,062,013,648

Other Assets, Less Liabilities — (20.3)%		(178,950,205)

Net Assets — 100.0%		$883,063,443

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	164,640,868	12,972,640	177,613,508	$177,702,315	$986,881	(a)	$(55)	$17,258
BlackRock Cash Funds: Treasury, SL Agency Shares	1,117,626	739,603	1,857,229	1,857,229	10,407		—	—

				$179,559,544	$997,288		$(55)	$17,258

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Micro-Cap ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini	25	09/20/19	$1,959	$42,750

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Common Stocks	$882,433,556	$3,348	$17,054		$882,453,958
Rights	—	—	0	(a)	0	(a)
Warrants	45	—	101		146
Money Market Funds	179,559,544	—	—		179,559,544

	$1,061,993,145	$3,348	$17,155		$1,062,013,648

Derivative financial instruments(b)
Assets
Futures Contracts	$42,750	$—	$—		$42,750

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares